Partners' Equity (Details) $ / shares in Units, $ in Thousands										12 Months Ended
	Jul. 01, 2022 shares	Jun. 30, 2022 EquityInstruments shares	Apr. 01, 2022 EquityInstruments shares	Jul. 01, 2021 shares	Apr. 06, 2021 EquityInstruments shares	Sep. 25, 2020 EquityInstruments shares	Jul. 01, 2020 shares	Jun. 30, 2020 EquityInstruments shares	Apr. 03, 2020 EquityInstruments shares	Dec. 31, 2022 USD ($) EquityInstruments shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Equity transactions
Repurchases of units, including commissions | $										$ 49,247	$ 18,388	$ 996
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments		50,982	19,638		5,984	182,850		11,776	25,551	70,620	5,984
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments		50,982	14,062		2,992	182,850		9,813	21,292	65,044	2,992
GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners										2.00%	2.00%
ATM Programme
Equity transactions
Remaining authorized amount | $										$ 116,351
Common units
Equity transactions
Number of units repurchased												191,490
Number of units issued in share-based payment											8,976	434,132
Number of common units in public offering or general partner units											3,195,401
Number of units issued										135,664
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment		101,964	33,700		8,976	365,700		21,589	46,843
Common units | Unit repurchase programme
Equity transactions
Number of units repurchased												191,490
Number of units cancelled												191,490
Unit repurchase programme, weighted average price | $ / shares												$ 5.18
Repurchases of units, including commissions | $												$ 996
Common units | ATM Programme
Equity transactions
Number of common units in public offering or general partner units											3,195,401
Price per unit | $ / shares											$ 3.19
Net proceeds from issuance of units | $											$ 9,634
Common units | Conversion of B units
Equity transactions
Number of units issued upon conversion	415,000			415,000			415,000
General partner units
Equity transactions
Number of common units in public offering or general partner units											56,158
Number of units issued										2,769
Net proceeds from issuance of units | $										$ 16	$ 205